UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2018

Date of reporting period:	August 31, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Risk Allocation Fund

The fund's portfolio
8/31/17 (Unaudited)

COMMON STOCKS (44.8%)(a)
		Shares	Value

Banking (3.4%)

Agricultural Bank of China, Ltd. (China)		326,000	$153,843

Banco Santander (Brasil) S.A. (Units) (Brazil)		2,900	25,832

Banco Santander SA (Spain)		16,651	108,209

Bank Negara Indonesia Persero Tbk PT (Indonesia)		9,000	4,963

Bank of China, Ltd. (China)		188,000	99,421

Bank of Communications Co., Ltd. (China)		156,000	119,533

BNP Paribas SA (France)		2,412	183,509

China Construction Bank Corp. (China)		310,000	271,940

Chongqing Rural Commercial Bank Co., Ltd. (China)		91,000	63,636

Credit Agricole SA (France)		6,038	106,453

DNB ASA (Norway)		5,405	105,551

Industrial & Commercial Bank of China, Ltd. (China)		330,000	248,207

Industrial Bank of Korea (South Korea)		19,931	265,084

Itau Unibanco Holding SA ADR (Preference) (Brazil)		6,176	78,868

Japan Post Bank Co., Ltd. (Japan)		900	11,480

JPMorgan Chase & Co.		11,430	1,038,873

Mitsubishi UFJ Financial Group, Inc. (Japan)		41,500	252,925

PNC Financial Services Group, Inc. (The)		5,711	716,217

Popular, Inc. (Puerto Rico)		1,473	58,787

Resona Holdings, Inc. (Japan)		36,000	180,106

Shinhan Financial Group Co., Ltd. (South Korea)		1,485	68,405

Societe Generale SA (France)		3,323	186,044

Sumitomo Mitsui Financial Group, Inc. (Japan)		6,000	223,562

Sumitomo Mitsui Trust Holdings, Inc. (Japan)		1,400	48,569

SunTrust Banks, Inc.		4,322	238,142

Turkiye Garanti Bankasi AS (Turkey)		30,027	93,378

Turkiye Halk Bankasi AS (Turkey)		6,051	25,966

Turkiye Is Bankasi Class C (Turkey)		40,552	87,947

U.S. Bancorp		5,465	280,081

			5,345,531
Basic materials (2.0%)

Anglo American PLC (United Kingdom)(NON)		3,305	59,939

Anhui Conch Cement Co., Ltd. (China)		23,000	85,878

Asahi Kasei Corp. (Japan)		8,000	96,031

BASF SE (Germany)		2,904	281,302

China Lesso Group Holdings, Ltd. (China)		83,000	59,634

China Railway Construction Corp., Ltd. (China)		75,000	98,704

CIMIC Group, Ltd. (Australia)		4,724	158,190

Covestro AG (Germany)		754	59,251

Evonik Industries AG (Germany)		5,261	170,540

Fortescue Metals Group, Ltd. (Australia)		12,889	61,687

Hitachi Chemical Co., Ltd. (Japan)		1,800	48,858

HOCHTIEF AG (Germany)		1,014	178,714

Kajima Corp. (Japan)		4,000	36,766

Kuraray Co., Ltd. (Japan)		3,400	64,695

Lotte Chemical Corp. (South Korea)		373	132,023

Mitsubishi Chemical Holdings Corp. (Japan)		10,300	96,108

Mitsubishi Gas Chemical Co., Inc. (Japan)		1,900	47,279

Mitsubishi Materials Corp. (Japan)		500	17,970

PTT Global Chemical PCL (Thailand)		65,900	151,825

Rio Tinto PLC (United Kingdom)		1,532	74,219

Sappi, Ltd. (South Africa)		12,351	82,981

Sherwin-Williams Co. (The)		1,583	537,064

Shin-Etsu Chemical Co., Ltd. (Japan)		500	44,310

Siam Cement PCL (The) (Thailand)		9,700	145,981

Sinopec Shanghai Petrochemical Co., Ltd. (China)		164,000	102,527

Sonoco Products Co.		1,405	67,805

Taisei Corp. (Japan)		8,000	80,387

UPM-Kymmene OYJ (Finland)		3,480	90,561

voestalpine AG (Austria)		878	45,561

			3,176,790
Capital goods (2.8%)

ACS Actividades de Construccion y Servicios SA (Spain)		4,235	160,120

Avery Dennison Corp.		2,056	193,799

Berry Plastics Group, Inc.(NON)		1,721	96,789

BWX Technologies, Inc.		1,897	103,804

China Railway Group, Ltd. (China)		127,000	101,929

General Dynamics Corp.		2,159	434,715

HEICO Corp.		451	38,682

Hitachi, Ltd. (Japan)		19,000	131,086

Honeywell International, Inc.		4,891	676,279

Huntington Ingalls Industries, Inc.		310	66,328

JTEKT Corp (Japan)		2,600	34,898

L3 Technologies, Inc.		1,544	280,205

Northrop Grumman Corp.		2,462	670,181

Raytheon Co.		4,257	774,817

Republic Services, Inc.		2,477	161,599

Sandvik AB (Sweden)		6,466	106,848

United Tractors Tbk PT (Indonesia)		45,600	103,631

Waste Management, Inc.		4,193	323,322

			4,459,032
Communication services (1.5%)

AT&T, Inc.		6,340	237,496

China Mobile, Ltd. (China)		3,000	31,809

Equinix, Inc.(R)		223	104,455

Eutelsat Communications SA (France)		610	17,730

I-CABLE Communications, Ltd. (Hong Kong)(NON)		9,586	356

Juniper Networks, Inc.		17,353	481,199

KDDI Corp. (Japan)		2,500	67,553

LG Uplus Corp. (South Korea)		10,572	129,548

Nippon Telegraph & Telephone Corp. (Japan)		4,500	224,156

PCCW, Ltd. (Hong Kong)		7,000	3,905

SK Telecom Co., Ltd. (South Korea)		592	133,479

Sky PLC (United Kingdom)		14,831	183,341

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)		465,200	163,848

Telkom SA SOC, Ltd. (South Africa)		19,674	94,916

Telstra Corp., Ltd. (Australia)		57,104	166,736

Verizon Communications, Inc.		8,825	423,335

			2,463,862
Conglomerates (0.7%)

Bouygues SA (France)		4,121	186,888

Danaher Corp.		8,189	683,126

Marubeni Corp. (Japan)		28,000	182,563

			1,052,577
Consumer cyclicals (6.0%)

Adecco Group AG (Switzerland)		2,498	181,043

Amazon.com, Inc.(NON)		35	34,321

Aramark		1,272	51,758

Aristocrat Leisure, Ltd. (Australia)		5,337	90,274

Automatic Data Processing, Inc.		5,340	568,550

Berkeley Group Holdings PLC (The) (United Kingdom)		131	6,337

Carnival PLC (United Kingdom)		2,892	201,006

CBS Corp. Class B (non-voting shares)		9,732	623,432

CDK Global, Inc.		2,930	188,985

China Dongxiang Group Co., Ltd. (China)		105,000	18,786

Dai Nippon Printing Co., Ltd. (Japan)		6,000	70,994

Dongfeng Motor Group Co., Ltd. (China)		66,000	86,012

Ecolab, Inc.		1,151	153,428

Electrolux AB Ser. B (Sweden)		5,092	185,140

Euronet Worldwide, Inc.(NON)		940	92,374

Fiat Chrysler Automobiles NV (Italy)(NON)		9,457	142,415

Ford Otomotiv Sanayi AS (Turkey)		5,120	70,479

GEDI Gruppo Editoriale SpA (Italy)(NON)		340	291

Genting Bhd (Malaysia)		46,500	105,536

Great Wall Motor Co., Ltd. (China)		8,500	10,675

Haier Electronics Group Co., Ltd. (China)		7,000	18,721

Harvey Norman Holdings, Ltd. (Australia)(S)		23,161	75,375

Hasbro, Inc.		1,180	115,935

Home Depot, Inc. (The)		669	100,263

Host Hotels & Resorts, Inc.(R)		9,587	173,716

Industrivarden AB Class A (Sweden)		7,163	179,036

ISS A/S (Denmark)		1,380	53,699

Itausa - Investimentos Itau SA (Preference) (Brazil)		2,000	6,481

John Wiley & Sons, Inc. Class A		358	19,314

Kimberly-Clark Corp.		5,276	650,478

Kimberly-Clark de Mexico SAB de CV Class A (Mexico)		13,800	27,123

Kingfisher PLC (United Kingdom)		36,714	141,902

KOC Holding AS (Turkey)		17,692	92,415

Lagardere SCA (France)		795	25,544

Lear Corp.		1,190	177,953

Lowe's Cos., Inc.		7,219	533,412

Marks & Spencer Group PLC (United Kingdom)		37,392	154,532

Marriott International, Inc./MD Class A		311	32,213

Mazda Motor Corp. (Japan)		1,600	23,607

Namco Bandai Holdings, Inc. (Japan)		1,100	36,929

Naspers, Ltd. Class N (South Africa)		80	18,086

News Corp. Class B		1,480	20,276

NVR, Inc.(NON)		89	242,156

Peugeot SA (France)		7,726	163,116

Pou Chen Corp. (Taiwan)		53,000	68,805

President Chain Store Corp. (Taiwan)		6,000	50,312

Priceline Group, Inc. (The)(NON)		84	155,575

Qualicorp SA (Brazil)		14,439	159,855

Randstad Holding NV (Netherlands)		838	48,987

Renault SA (France)		820	72,578

Ross Stores, Inc.		6,156	359,818

RTL Group SA (Belgium)		698	52,972

Scotts Miracle-Gro Co. (The) Class A		761	72,744

ServiceMaster Global Holdings, Inc.(NON)		3,539	166,758

Smiles SA (Brazil)		7,300	161,197

Suzuki Motor Corp. (Japan)		200	10,076

TABCORP Holdings, Ltd. (Australia)		29,949	98,159

Taylor Wimpey PLC (United Kingdom)		77,018	199,682

TJX Cos., Inc. (The)		7,994	577,966

Toppan Printing Co., Ltd. (Japan)		8,000	80,232

TUI AG (Germany)		1,454	24,593

Twenty-First Century Fox, Inc.		3,583	98,855

Valeo SA (France)		1,421	95,036

Vantiv, Inc. Class A(NON)		3,614	255,474

Walt Disney Co. (The)		6,083	615,600

World Fuel Services Corp.		1,525	52,674

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)		8,500	36,841

			9,478,907
Consumer finance (0.1%)

Chailease Holding Co., Ltd. (Taiwan)		33,000	90,218

			90,218
Consumer staples (3.9%)

Altria Group, Inc.		11,813	748,944

Associated British Foods PLC (United Kingdom)		1,673	71,867

Beiersdorf AG (Germany)		201	21,459

Coca-Cola Amatil, Ltd. (Australia)		22,271	142,644

Colgate-Palmolive Co.		268	19,200

ConAgra Foods, Inc.		3,493	113,383

CVS Health Corp.		5,930	458,626

Distribuidora Internacional de Alimentacion SA (Spain)		4,628	29,288

Graham Holdings Co. Class B		60	35,232

Gruma SAB de CV Class B (Mexico)		9,739	142,850

Hanwha Corp. (South Korea)		2,346	102,756

Heineken Holding NV (Netherlands)		1,945	192,041

Hershey Co. (The)		2,708	284,123

Indofood Sukses Makmur Tbk PT (Indonesia)		149,400	93,973

ITOCHU Corp. (Japan)		13,100	214,426

J Sainsbury PLC (United Kingdom)		55,728	169,778

J.M. Smucker Co. (The)		2,505	262,424

Kao Corp. (Japan)		3,700	231,204

Liberty Expedia Holdings, Inc. Class A(NON)		489	26,743

McDonald's Corp.		5,591	894,392

Nestle SA (Switzerland)		1,698	144,045

NH Foods, Ltd. (Japan)		1,000	29,440

PepsiCo, Inc.		485	56,129

Pinnacle Foods, Inc.		2,888	171,287

Pool Corp.		586	58,418

Procter & Gamble Co. (The)		2,414	222,740

Swedish Match AB (Sweden)		1,628	58,045

Sysco Corp.		6,507	342,724

Tate & Lyle PLC (United Kingdom)		19,847	175,415

Toyota Tsusho Corp. (Japan)		3,700	114,215

Ulta Beauty, Inc.(NON)		306	67,629

Unilever NV ADR (Netherlands)		945	56,260

US Foods Holding Corp.(NON)		757	20,780

Walgreens Boots Alliance, Inc.		1,086	88,509

WH Group, Ltd. (Hong Kong)		122,000	127,565

WM Morrison Supermarkets PLC (United Kingdom)		56,432	179,512

			6,168,066
Energy (1.6%)

Baker Hughes a GE Co.		7,593	257,403

Caltex Australia, Ltd. (Australia)		1,545	41,075

China Shenhua Energy Co., Ltd. (China)		35,500	91,627

Exxon Mobil Corp.		8,877	677,581

Halcon Resources Corp.(NON)		3,109	19,245

Marathon Petroleum Corp.		6,778	355,506

Nine Point Energy		448	6,164

Phillips 66		2,042	171,140

PTT PCL (Foreign depositary shares) (Thailand)		6,500	78,106

Repsol SA (Spain)		12,209	209,729

Royal Dutch Shell PLC Class B (United Kingdom)		3,768	105,268

SandRidge Energy, Inc.(NON)		1,296	22,317

SK Innovation Co., Ltd. (South Korea)		678	113,458

Tervita Corp. Class A (Canada)		63	441

Total SA (France)		6,196	320,452

Vestas Wind Systems A/S (Denmark)		878	79,967

			2,549,479
Financial (0.9%)

3i Group PLC (United Kingdom)		22,775	285,521

Broadridge Financial Solutions, Inc.		798	62,348

CME Group, Inc.		3,169	398,660

CoreLogic, Inc.(NON)		1,988	93,376

DGB Financial Group, Inc. (South Korea)		4,640	45,368

HSBC Holdings PLC (United Kingdom)		4,815	46,728

Intercontinental Exchange, Inc.		772	49,925

KB Financial Group, Inc. (South Korea)		228	11,204

Mizuho Financial Group, Inc. (Japan)		126,200	217,561

ORIX Corp. (Japan)		12,000	192,709

			1,403,400
Health care (4.8%)

Alfresa Holdings Corp. (Japan)		600	11,379

AstraZeneca PLC (United Kingdom)		436	25,602

Baxter International, Inc.		1,178	73,083

Bayer AG (Germany)		2,074	265,417

Bio-Rad Laboratories, Inc. Class A(NON)		529	115,227

Charles River Laboratories International, Inc.(NON)		606	65,933

DaVita Inc.(NON)		295	17,275

GlaxoSmithKline PLC (United Kingdom)		13,949	276,604

Humana, Inc.		2,858	736,278

Intuitive Surgical, Inc.(NON)		34	34,159

Johnson & Johnson		9,608	1,271,811

Medipal Holdings Corp. (Japan)		3,100	54,761

Merck & Co., Inc.		5,625	359,213

Mitsubishi Tanabe Pharma Corp. (Japan)		4,200	103,454

Novartis AG (Switzerland)		3,580	302,020

Omega Healthcare Investors, Inc.(R)		3,469	110,557

Pfizer, Inc.		28,307	960,173

Richter Gedeon Nyrt (Hungary)		5,389	140,236

Roche Holding AG (Switzerland)		1,480	375,807

Sanofi (France)		3,282	319,050

Shionogi & Co., Ltd. (Japan)		2,900	153,084

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)		81	8,492

Thermo Fisher Scientific, Inc.		321	60,072

UnitedHealth Group, Inc.		4,008	797,191

Ventas, Inc.(R)		2,388	163,435

WellCare Health Plans, Inc.(NON)		980	171,186

Zoetis, Inc.		9,007	564,739

			7,536,238
Insurance (2.2%)

Aflac, Inc.		5,764	475,818

Allianz SE (Germany)		1,435	307,066

Allstate Corp. (The)		5,304	480,012

Aspen Insurance Holdings, Ltd.		907	40,996

Assured Guaranty, Ltd.		1,332	56,663

AXA SA (France)		7,565	219,515

Berkshire Hathaway, Inc. Class B(NON)		2,342	424,277

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)		427	17,485

Mapfre SA (Spain)		13,633	48,250

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		927	191,355

NN Group NV (Netherlands)		4,403	174,727

Old Mutual PLC (South Africa)		50,278	134,905

People's Insurance Co. Group of China, Ltd. (China)		193,000	91,069

Reinsurance Group of America, Inc.		866	116,434

Swiss Re AG (Switzerland)		2,238	202,691

Travelers Cos., Inc. (The)		2,332	282,592

Voya Financial, Inc.		4,709	180,025

			3,443,880
Investment banking/Brokerage (0.1%)

China Cinda Asset Management Co., Ltd. (China)		242,000	90,079

China Huarong Asset Management Co., Ltd. (China)		38,000	16,228

Daiwa Securities Group, Inc. (Japan)		4,000	21,943

Nomura Holdings, Inc. (Japan)		21,600	120,705

			248,955
Real estate (5.3%)

AGNC Investment Corp.(R)		13,606	293,073

Agree Realty Corp.(R)		940	47,113

Alexandria Real Estate Equities, Inc.(R)		772	93,651

American Homes 4 Rent(R)		4,317	95,665

Annaly Capital Management, Inc.(R)		19,758	246,975

Apple Hospitality REIT, Inc.(R)		2,438	44,323

AvalonBay Communities, Inc.(R)		1,354	254,186

Barratt Developments PLC (United Kingdom)		14,257	115,131

Boston Properties, Inc.(R)		1,598	192,719

Brandywine Realty Trust(R)		2,420	41,576

Camden Property Trust(R)		1,668	149,253

Cheung Kong Property Holdings, Ltd. (Hong Kong)		22,000	193,688

Chimera Investment Corp.(R)		6,280	119,760

CIFI Holdings Group Co., Ltd. (China)		54,000	30,384

Corporate Office Properties Trust(R)		2,314	77,195

Digital Realty Trust, Inc.(R)		1,805	213,604

DuPont Fabros Technology, Inc.(R)		2,283	146,934

Easterly Government Properties, Inc.(R)		1,243	24,935

EastGroup Properties, Inc.(R)		1,003	89,127

Empire State Realty Trust, Inc. Class A(R)		1,834	37,322

EPR Properties(R)		2,750	191,565

Equity Commonwealth(NON)(R)		1,396	43,192

Equity Lifestyle Properties, Inc.(R)		1,013	90,309

Equity Residential Trust(R)		8,865	595,284

Essex Property Trust, Inc.(R)		791	210,382

Extra Space Storage, Inc.(R)		1,305	101,307

Forest City Realty Trust, Inc. Class A(R)		2,088	50,028

Four Corners Property Trust, Inc.(R)		2,398	60,933

Gaming and Leisure Properties, Inc.(R)		4,040	158,328

Getty Realty Corp.(R)		823	22,682

GGP, Inc.(R)		6,478	134,419

Guangzhou R&F Properties Co., Ltd. (China)		76,000	177,725

HCP, Inc.(R)		5,218	155,549

Hersha Hospitality Trust(R)		1,700	31,518

Highwoods Properties, Inc.(R)		3,741	195,393

JBG SMITH Properties(NON)(R)		956	31,290

Kerry Properties, Ltd. (Hong Kong)		17,000	67,523

Kimco Realty Corp.(R)		5,413	106,203

Lamar Advertising Co. Class A(R)		1,770	117,811

Liberty Property Trust(R)		4,545	193,617

Macerich Co. (The)(R)		1,806	95,303

MFA Financial, Inc.(R)		7,978	70,047

Mid-America Apartment Communities, Inc.(R)		1,316	140,101

Monmouth Real Estate Investment Corp.(R)		1,421	23,091

MRV Engenharia e Participacoes SA (Brazil)		14,907	63,883

New World Development Co., Ltd. (Hong Kong)		72,000	98,744

Nomura Real Estate Holdings, Inc. (Japan)		1,600	33,182

Park Hotels & Resorts, Inc.(R)		1,259	33,603

Persimmon PLC (United Kingdom)		5,708	196,261

Prologis, Inc.(R)		4,993	316,356

PS Business Parks, Inc.(R)		562	75,932

Public Storage(R)		1,331	273,308

Quality Care Properties, Inc.(NON)(R)		2,922	40,090

Realty Income Corp.(R)		413	23,772

Retail Properties of America, Inc. Class A(R)		6,030	80,380

Simon Property Group, Inc.(R)		2,409	377,852

Spirit Realty Capital, Inc.(R)(S)		12,071	105,018

Starwood Property Trust, Inc.(R)		5,799	128,796

Summit Hotel Properties, Inc.(R)		3,397	50,411

Sun Hung Kai Properties, Ltd. (Hong Kong)		4,000	66,792

Tanger Factory Outlet Centers, Inc.(R)(S)		2,703	63,250

Two Harbors Investment Corp. ((R))		7,786	79,651

Vornado Realty Trust(R)		1,912	142,425

Weingarten Realty Investors(R)		2,679	85,835

Welltower, Inc.(R)		3,402	249,094

Wharf Holdings, Ltd. (The) (Hong Kong)		5,000	47,760

Wheelock and Co., Ltd. (Hong Kong)		16,000	119,726

WP Carey, Inc.(R)		1,839	126,615

			8,448,950
Technology (6.5%)

Adobe Systems, Inc.(NON)		2,240	347,558

Alibaba Group Holding, Ltd. ADR (China)(NON)		921	158,173

Alphabet, Inc. Class A(NON)		486	464,247

Amadeus IT Holding SA Class A (Spain)		3,813	236,356

Amdocs, Ltd.		1,328	86,041

Apple, Inc.		5,495	901,180

Applied Materials, Inc.		16,156	728,959

AtoS SE (France)		1,485	229,109

AU Optronics Corp. (Taiwan)		22,000	9,030

Changyou.com, Ltd. ADR (China)(NON)		900	36,018

Cisco Systems, Inc.		559	18,005

CommerceHub, Inc. Ser. C(NON)		2,210	46,918

Corning, Inc.		4,656	133,907

Dell Technologies, Inc. Class V(NON)		1,429	107,075

eBay, Inc.(NON)		19,599	708,112

F5 Networks, Inc.(NON)		3,419	408,160

Fidelity National Information Services, Inc.		4,564	424,087

Fiserv, Inc.(NON)		2,313	286,141

Fujitsu, Ltd. (Japan)		1,000	7,468

Genpact, Ltd.		2,524	71,808

Harris Corp.		2,432	298,893

Hon Hai Precision Industry Co., Ltd. (Taiwan)		71,000	278,316

Hoya Corp. (Japan)		1,300	74,888

Intuit, Inc.		5,160	729,882

Microsoft Corp.		4,498	336,315

Mixi, Inc. (Japan)		300	16,060

NetApp, Inc.		6,360	245,878

Otsuka Corp. (Japan)		700	46,416

Paychex, Inc.		4,340	247,510

Pegatron Corp. (Taiwan)		29,000	91,718

Radiant Opto-Electronics Corp. (Taiwan)		37,000	93,658

Samsung Electronics Co., Ltd. (South Korea)		360	743,384

SK Hynix, Inc. (South Korea)		1,772	109,028

Synopsys, Inc.(NON)		2,662	214,078

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)		4,900	181,153

Tencent Holdings, Ltd. (China)		6,000	254,949

Texas Instruments, Inc.		9,245	765,671

Tripod Technology Corp. (Taiwan)		13,000	48,922

YY, Inc. ADR (China)(NON)		1,435	107,223

			10,292,294
Transportation (1.1%)

Aeroflot - Russian Airlines PJSC (Russia)		5,900	19,485

AirAsia Bhd (Malaysia)		70,900	55,273

ANA Holdings, Inc. (Japan)		30,000	111,455

Central Japan Railway Co. (Japan)		1,100	186,837

Deutsche Lufthansa AG (Germany)		619	15,526

Deutsche Post AG (Germany)		5,880	243,910

easyJet PLC (United Kingdom)		1,227	18,976

International Consolidated Airlines Group SA (Spain)		4,254	33,662

Japan Airlines Co., Ltd. (Japan)		600	20,642

Landstar System, Inc.		819	76,454

MISC Bhd (Malaysia)		33,100	57,820

Norfolk Southern Corp.		5,329	642,251

Qantas Airways, Ltd. (Australia)		26,564	121,299

Royal Mail PLC (United Kingdom)		19,285	98,303

Yangzijiang Shipbuilding Holdings, Ltd. (China)		29,500	32,592

			1,734,485
Utilities and power (1.9%)

American Electric Power Co., Inc.		3,854	283,770

Centrica PLC (United Kingdom)		67,022	173,246

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)		14,255	145,591

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)		3,900	87,655

Edison International		4,238	339,803

Endesa SA (Spain)		3,724	89,840

Enel SpA (Italy)		45,092	272,962

ENGIE SA (France)		1,080	18,025

ENI SpA (Italy)		1,118	17,528

Gas Natural SDG SA (Spain)		375	9,116

Great Plains Energy, Inc.		10,767	330,439

Iberdrola SA (Spain)		3,828	31,266

Innogy SE (Germany)		895	39,448

Kinder Morgan, Inc.		21,769	420,795

PG&E Corp.		6,014	423,265

Southern Co. (The)		2,414	116,500

Tenaga Nasional Bhd (Malaysia)		45,800	153,189

Tohoku Electric Power Co., Inc. (Japan)		3,600	49,308

			3,001,746

Total common stocks (cost $61,847,887)			$70,894,410

CORPORATE BONDS AND NOTES (23.1%)(a)
		Principal amount	Value

Basic materials (2.3%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$35,000	$36,138

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)		10,000	11,548

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		25,000	24,688

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19		45,000	48,713

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		10,000	10,175

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		15,000	17,231

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)		25,000	29,563

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		55,000	58,300

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		65,000	68,088

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		50,000	60,625

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		75,000	78,188

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		70,000	73,325

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23		35,000	39,988

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		90,000	94,050

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		15,000	15,656

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		150,000	153,188

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		47,000	50,995

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		25,000	21,688

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		50,000	52,125

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		45,000	49,613

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		5,000	5,306

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		80,000	78,400

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	31,125

CSTN Merger Sub, Inc. 144A company guaranty sr. notes 6.75%, 8/15/24		40,000	39,350

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		52,000	54,212

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.841%, 5/1/20		50,000	50,441

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		26,000	26,891

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)		90,000	92,700

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		55,000	57,200

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		55,000	59,606

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)		5,000	4,919

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)		30,000	31,425

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		75,000	84,375

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		81,000	86,014

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		79,000	80,636

Grinding Media, Inc./Moly-Cop Altasteel, Ltd. 144A sr. sub. notes 7.375%, 12/15/23		10,000	10,750

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)		35,000	38,588

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		67,000	70,267

INVISTA Finance, LLC 144A company guaranty sr. notes 4.25%, 10/15/19		17,000	17,361

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		20,000	22,625

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		60,000	69,150

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		25,000	26,875

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		65,000	66,544

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		35,000	37,275

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)		55,000	57,338

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)		22,000	21,688

Monsanto Company sr. unsec. sub. notes 5.50%, 8/15/25		45,000	51,720

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		20,000	20,750

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		15,000	15,544

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		65,000	69,862

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		26,000	25,935

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		49,000	49,000

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		85,000	88,613

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		5,000	5,250

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		5,000	5,663

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		55,000	58,506

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21		5,000	5,481

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22		15,000	15,563

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33		40,000	46,800

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25		15,000	16,313

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		22,000	22,229

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		40,000	48,000

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		30,000	31,725

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22		65,000	67,275

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		30,000	32,213

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		18,000	18,630

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		5,000	5,238

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		20,000	20,139

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		10,000	11,525

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		55,000	55,550

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		30,000	30,638

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22		55,000	57,613

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		85,000	91,800

United States Steel Corp. sr. unsec. notes 6.875%, 8/15/25		20,000	20,350

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		35,000	36,400

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		45,000	46,125

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		35,000	37,188

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		30,000	30,750

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		30,000	29,250

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		99,000	99,960

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		45,000	64,403

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		22,000	31,185

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		75,000	81,375

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		30,000	33,600

			3,693,107
Capital goods (1.3%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		85,000	88,400

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24		40,000	41,100

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		5,000	5,494

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		35,000	36,575

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		110,000	113,300

Berry Plastics Corp. company guaranty notes 5.50%, 5/15/22		20,000	20,750

Berry Plastics Corp. company guaranty unsub. notes 5.125%, 7/15/23		50,000	52,125

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		60,000	68,025

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		55,000	60,638

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25		5,000	5,100

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6.00%, 10/15/17 (Luxembourg)		145,000	145,703

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		25,000	29,250

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		130,000	133,088

Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 8.00%, 5/15/22		45,000	45,675

Honeywell International, Inc. sr. unsec. unsub. notes 5.375%, 3/1/41		60,000	75,862

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		35,000	38,258

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		26,000	27,844

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22		50,000	52,438

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		7,000	7,312

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		15,000	19,609

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24		80,000	92,200

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		70,000	71,225

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35		11,000	12,161

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3.50%, 3/15/25		11,000	11,597

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22		40,000	41,500

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		65,000	68,250

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22		55,000	57,200

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.804%, 7/15/21		25,000	25,469

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		45,000	48,206

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		34,000	35,735

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25		10,000	10,400

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		30,000	31,200

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		35,000	35,350

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		115,000	121,212

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		20,000	20,600

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		85,000	87,444

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		205,000	205,091

			2,041,386
Communication services (2.0%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		26,000	25,180

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		64,000	67,050

AT&T, Inc. sr. unsec. unsub. bonds 5.15%, 2/14/50		120,000	121,053

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		50,000	47,924

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		75,000	77,782

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		51,000	50,813

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		85,000	87,550

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		35,000	36,531

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		90,000	95,400

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		15,000	15,858

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		25,000	26,153

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		45,000	45,957

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		15,000	15,581

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		140,000	142,450

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		10,000	10,175

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		63,000	72,377

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		31,000	33,209

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. 144A company guaranty sr. bonds 5.375%, 5/1/47		50,000	51,065

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		5,000	4,706

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95%, 8/15/37		22,000	30,595

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		64,000	84,108

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		34,000	35,259

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		5,000	5,054

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		65,000	69,063

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		20,000	19,800

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		30,000	30,166

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		15,000	16,393

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		34,000	34,349

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		180,000	184,725

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		55,000	60,500

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		12,000	17,823

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		70,000	75,513

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		25,000	21,781

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		25,000	22,500

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24		15,000	11,850

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		10,000	9,378

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		2,000	2,153

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		60,000	60,975

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		18,000	11,363

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		50,000	54,333

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		125,000	135,276

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		15,000	16,032

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)		200,000	209,000

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		65,000	71,500

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		145,000	158,775

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		185,000	203,963

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		30,000	32,306

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	21,075

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		120,000	128,736

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		15,000	15,450

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		25,000	26,000

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		62,000	58,288

Verizon Communications, Inc. sr. unsec. unsub. notes 4.50%, 9/15/20		20,000	21,455

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		22,000	22,031

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		45,000	46,573

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		135,000	139,050

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22		45,000	45,450

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		40,000	30,900

			3,266,355
Conglomerates (0.2%)

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44		11,000	12,276

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		250,000	252,154

			264,430
Consumer cyclicals (3.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		93,000	141,471

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		15,000	15,222

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27		70,000	71,260

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		20,000	18,725

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		15,000	14,081

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		25,000	25,156

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		35,000	33,250

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		50,000	52,875

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		70,000	72,275

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		41,000	44,020

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21		50,000	19,500

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		20,000	21,500

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		35,000	38,019

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		95,000	97,613

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		35,000	36,568

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22		75,000	80,719

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		15,000	16,275

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		26,000	24,935

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		30,000	31,128

CBS Corp. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/25		33,000	33,682

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		20,000	21,050

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22		20,000	20,800

CDK Global, Inc. 144A sr. unsec. bonds 4.875%, 6/1/27		15,000	15,225

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		50,000	49,875

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		30,000	29,850

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		110,000	107,525

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		80,000	85,600

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		35,000	37,188

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		71,000	69,215

Eldorado Resorts, Inc. company guaranty sr. unsec. notes 6.00%, 4/1/25		15,000	15,938

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		40,000	43,000

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26		48,000	52,992

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		60,000	62,155

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		30,000	31,613

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		51,000	51,089

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		15,000	15,471

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		7,000	7,091

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		35,000	36,925

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		60,000	65,100

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		45,000	46,350

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		40,000	42,700

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		30,000	31,200

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		150,000	159,000

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		67,000	68,385

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		58,000	63,605

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		55,000	55,036

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		45,000	49,874

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		265,000	210,675

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		140,000	149,100

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		95,000	104,267

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		85,000	88,400

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		20,000	21,550

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		40,000	39,100

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.875%, 2/1/22		30,000	30,825

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24		20,000	20,975

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		71,000	71,162

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		40,000	41,800

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		45,000	47,025

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		25,000	25,500

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		60,000	62,550

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		30,000	30,525

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)		40,000	40,892

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		40,000	44,400

MGM Resorts International company guaranty sr. unsec. notes 5.25%, 3/31/20		10,000	10,550

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		60,000	65,475

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		5,000	5,625

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28		20,000	20,161

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21		140,000	141,050

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		65,000	43,550

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)		15,000	6,825

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		75,000	77,625

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		60,000	61,950

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		10,000	10,350

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		26,000	26,330

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		52,000	52,911

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		40,000	41,720

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		20,000	20,775

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		25,000	25,938

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		30,000	30,900

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		75,000	75,750

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		10,000	10,125

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		15,000	12,225

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		46,000	47,541

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		70,000	82,600

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		20,000	21,500

QVC, Inc. company guaranty sr. sub. notes 4.45%, 2/15/25		36,000	36,587

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23		25,000	25,500

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25		10,000	9,925

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		40,000	40,800

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		70,000	70,700

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		26,000	28,233

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		24,000	23,473

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		50,000	51,438

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		205,000	228,063

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20		5,000	5,025

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		80,000	81,824

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		30,000	32,325

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		125,000	128,438

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		95,000	97,138

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		35,000	35,308

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		35,000	37,231

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	32,175

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		50,000	52,250

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		128,000	131,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		35,000	34,300

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21		30,000	30,699

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24		20,000	20,950

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		62,000	62,418

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		27,000	25,581

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	15,113

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		40,000	42,500

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		20,000	20,750

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		55,000	55,275

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25		65,000	65,244

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		30,000	30,975

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		25,000	24,875

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		56,000	56,969

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21		22,000	23,324

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		35,000	35,350

			5,834,304
Consumer staples (1.7%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)		4,000	4,132

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		30,000	30,675

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		25,000	25,594

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		50,000	50,625

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22		72,000	73,574

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20		145,000	147,606

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		126,000	143,642

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		49,000	50,965

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21		145,000	147,946

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1.25%, 1/17/18		53,000	52,944

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.20%, 1/15/39		79,000	125,512

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		15,000	15,600

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		75,000	81,893

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		45,000	48,488

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		60,000	62,700

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		30,000	31,763

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		22,000	21,186

Constellation Brands, Inc. company guaranty sr. unsec. unsub. bonds 3.70%, 12/6/26		15,000	15,507

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		60,000	66,184

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		145,000	145,938

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		50,000	50,750

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22		7,000	8,835

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		37,000	37,220

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		132,000	173,601

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		42,000	48,143

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		35,000	26,513

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25		50,000	47,750

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		52,000	52,406

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		60,000	63,225

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		15,000	15,680

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		20,000	20,525

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		71,000	92,316

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		145,000	150,460

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		30,000	30,375

Molson Coors Brewing Co. 144A company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19		125,000	124,882

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		63,000	67,163

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		34,000	32,561

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		20,000	20,625

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21		35,000	36,094

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		65,000	52,483

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		25,000	22,366

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		70,000	68,688

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4.875%, 8/15/34		15,000	16,720

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15%, 8/15/44		21,000	24,054

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		26,000	26,953

			2,652,862
Energy (2.6%)

Alliance Resource Operating Partners LP/Alliance Resource Finance Corp. 144A sr. unsec. notes 7.50%, 5/1/25		25,000	26,125

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24		80,000	85,800

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		25,000	25,438

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		15,000	15,038

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		20,000	20,350

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		25,000	25,438

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		82,000	82,612

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		30,000	26,850

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		30,000	16,725

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		21,000	11,576

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		16,000	16,035

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		29,000	31,030

Cenovus Energy, Inc. 144A sr. unsec. notes 4.25%, 4/15/27 (Canada)		33,000	31,853

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		110,000	118,250

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. bonds 5.125%, 6/30/27		75,000	77,625

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		10,000	8,838

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		45,000	46,519

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		20,000	19,000

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		85,000	81,919

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		30,000	29,992

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25		70,000	72,800

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05%, 12/15/17		145,000	144,834

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		40,000	33,824

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		20,000	18,600

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		45,000	44,325

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		25,000	25,094

DCP Midstream Operating LP company guaranty sr. unsec. notes 3.875%, 3/15/23		5,000	4,869

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.70%, 4/1/19		20,000	19,875

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		35,000	18,725

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		26,000	23,270

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		50,000	51,375

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		20,000	20,050

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23		60,000	63,900

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		65,000	47,938

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		30,000	29,325

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4.00%, 8/1/24		5,000	5,144

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 8.746%, 6/15/20		45,000	45,675

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22		10,000	12,000

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		55,000	57,200

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22		40,000	41,100

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22		15,000	14,944

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		25,000	19,875

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		35,000	32,506

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		37,000	39,611

MPLX LP sr. unsec. unsub. notes 4.125%, 3/1/27		26,000	26,384

Murphy Oil Corp. sr. unsec. unsub. notes 5.75%, 8/15/25		30,000	30,390

Murray Energy Corp. 144A notes 11.25%, 4/15/21		30,000	17,400

Nabors Industries, Inc. company guaranty sr. unsec. unsub. notes 4.625%, 9/15/21		6,000	5,696

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		25,000	26,438

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		75,000	78,375

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		40,000	30,899

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05%, 3/1/41		17,000	9,945

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		85,000	82,663

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		41,000	43,614

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	209,103

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		168,000	173,040

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		278,000	293,638

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		110,000	33,000

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		95,000	89,324

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		395,000	398,851

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		50,000	49,625

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		50,000	51,000

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		5,000	4,825

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22		55,000	54,038

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		26,000	26,102

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		34,000	36,074

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25		10,000	9,850

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		20,000	20,100

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		15,000	15,150

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		15,000	15,619

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)		60,000	62,625

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		50,000	5

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20		40,000	38,800

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		30,000	28,988

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		25,000	22,250

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		15,000	14,288

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		45,000	42,525

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		39,000	38,914

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		55,000	56,674

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27		30,000	31,050

Andeavor Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25		15,000	15,900

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		46,000	47,389

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26		9,000	9,306

Weatherford International, Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		25,000	25,563

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		43,000	55,040

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		36,000	38,149

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		20,000	20,850

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		35,000	38,413

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		11,000	11,880

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		90,000	92,813

			4,206,437
Financials (4.9%)

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		50,000	50,104

Air Lease Corp. sr. unsec. unsub. notes 3.375%, 6/1/21		41,000	42,293

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		40,000	40,900

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		30,000	31,500

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		100,000	128,750

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 12/1/17		105,000	106,050

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		80,000	86,376

American Express Co. sr. unsec. notes 7.00%, 3/19/18		94,000	96,702

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		150,000	204,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		49,000	53,533

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		15,000	16,913

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		56,000	55,194

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18		149,000	149,214

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		15,000	15,014

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		170,000	212,695

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		16,000	16,262

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		60,000	60,506

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1.375%, 12/18/17 (Canada)		145,000	145,013

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)		80,000	99,957

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		7,000	7,397

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		25,000	27,404

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		59,000	66,929

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		37,000	40,946

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23		20,000	20,800

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		35,000	38,099

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		35,000	37,931

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		115,000	124,476

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.90%, perpetual maturity		3,000	3,233

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95%, perpetual maturity		32,000	34,560

Citigroup, Inc. jr. unsec. sub. FRN 5.875%, perpetual maturity		4,000	4,175

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity		28,000	31,290

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		55,000	55,847

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		50,000	50,700

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		97,000	100,174

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25		49,000	55,392

CNG Holdings, Inc. 144A sr. notes 9.375%, 5/15/20		50,000	44,250

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		60,000	63,751

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1.625%, 3/12/18		330,000	330,082

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		35,000	37,013

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		25,000	25,468

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20		30,000	16,800

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)		16,000	17,186

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		40,000	41,200

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		60,000	62,773

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		25,000	25,469

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. bonds 4.418%, 11/15/35 (Ireland)		202,000	220,128

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19		33,000	35,598

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		120,000	123,479

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		238,000	240,315

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.30%, 12/13/19		136,000	136,853

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18		2,000	2,006

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		25,000	25,536

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		13,000	13,481

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21		91,000	103,470

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		10,000	10,025

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		50,000	51,985

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		30,000	31,584

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		30,000	30,938

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		37,000	38,110

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		15,000	15,427

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		3,000	2,858

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		20,000	20,550

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)		10,000	10,142

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		52,000	53,758

JPMorgan Chase & Co. sr. unsec. notes Ser. MTN, 2.295%, 8/15/21		56,000	56,153

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		124,000	125,188

JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		45,000	47,234

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		4,000	4,028

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		19,000	20,944

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		41,000	46,028

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		158,000	199,673

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		200,000	223,040

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		30,000	34,313

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		45,000	47,138

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		49,000	49,888

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		110,000	121,293

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		100,000	108,948

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		25,000	27,188

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		20,000	21,410

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		120,000	122,821

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		80,000	81,263

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		55,000	56,120

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		40,000	39,050

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		30,000	31,388

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		100,000	102,808

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		40,000	41,400

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		35,000	35,233

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		46,000	46,312

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)		145,000	145,818

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		30,000	32,453

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		7,000	7,116

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)		7,000	7,020

Skandinaviska Enskilda Banken AB 144A sr. unsec. unsub. notes 2.625%, 11/17/20 (Sweden)		270,000	274,949

Societe Generale SA company guaranty sr. unsec. notes 2.75%, 10/12/17 (France)		250,000	250,338

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		20,000	22,500

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 5/15/22		30,000	31,425

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		60,000	62,853

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		60,000	61,350

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8.125%, 9/15/17), 9/15/17(STP)		100,000	122,500

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		15,000	13,838

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		43,000	43,083

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7.75%, 4/15/26		9,000	12,206

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		200,000	203,865

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		55,000	56,031

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		40,000	42,284

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		46,000	50,945

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		115,000	116,897

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		275,000	277,156

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		45,000	44,818

			7,708,870
Health care (1.7%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		9,000	9,303

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22		13,000	13,221

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		70,000	65,975

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)		15,000	16,411

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		16,000	16,623

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		35,000	35,026

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		60,000	57,000

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		12,000	15,975

AstraZeneca PLC sr. unsec. unsub. notes 5.90%, 9/15/17 (United Kingdom)		145,000	145,158

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		69,000	71,876

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		59,000	59,734

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		56,000	58,807

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		20,000	18,200

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		60,000	64,575

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		15,000	15,488

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		15,000	15,743

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		35,000	35,263

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		120,000	99,450

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19		10,000	9,913

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		20,000	18,813

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)		60,000	9,750

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)		10,000	7,150

Eagle Holding Co II, LLC 144A sr. unsec. unsub. notes 7.625%, 5/15/22(PIK)		35,000	36,181

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		130,000	107,900

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		15,000	15,619

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		55,000	59,194

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		90,000	97,988

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		80,000	82,700

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		20,000	21,250

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19		50,000	50,875

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		30,000	31,461

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		25,000	27,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		30,000	28,050

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18		125,000	124,892

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		25,000	26,063

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	19,650

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		45,000	45,619

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		72,000	76,388

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		45,000	44,100

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		105,000	105,243

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24		225,000	239,344

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		36,000	35,344

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		26,000	25,864

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		40,000	41,200

Tenet Healthcare Corp. company guaranty sr. notes 4.75%, 6/1/20		25,000	25,781

Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. bonds 3.15%, 10/1/26 (Netherlands)		25,000	22,994

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18		65,000	66,254

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.70%, 2/15/21		43,000	46,445

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		135,000	113,906

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		5,000	4,588

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		70,000	69,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		55,000	58,369

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		20,000	20,975

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		20,000	20,950

			2,651,641
Technology (1.6%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		19,000	20,590

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		250,000	252,501

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		28,000	30,673

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		75,000	76,433

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		35,000	35,314

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (in default)(NON)		300,000	252,750

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		57,000	58,660

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		184,000	203,827

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		15,000	19,352

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		138,000	151,179

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		6,000	6,804

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		75,000	80,813

First Data Corp. 144A notes 5.75%, 1/15/24		90,000	94,725

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		85,000	90,206

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		140,000	142,800

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		15,000	15,300

Intel Corp. sr. unsec. unsub. notes 1.35%, 12/15/17		145,000	144,994

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)		60,000	63,675

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		9,000	9,281

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		25,000	26,000

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27		45,000	46,873

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		67,000	65,219

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		180,000	177,475

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		90,000	88,457

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		180,000	182,349

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		45,000	46,575

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		90,000	102,488

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		20,000	22,775

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		10,000	10,085

			2,518,173
Transportation (0.1%)

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40		11,000	13,958

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		16,000	16,018

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		22,845	23,429

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		65,000	67,600

			121,005
Utilities and power (1.0%)

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		55,000	55,963

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20		39,000	44,558

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		140,000	145,250

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		25,000	25,531

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		49,000	57,211

Berkshire Hathaway Energy Co. sr. unsec. unsub. bonds 6.125%, 4/1/36		7,000	9,138

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. FRB 4.45%, 7/15/27		13,000	13,350

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		85,000	77,962

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		25,000	24,500

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		15,000	15,394

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18		96,000	102,224

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		10,000	10,032

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		15,000	15,525

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		90,000	92,813

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		45,000	46,463

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		15,000	15,431

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		20,000	25,996

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		11,000	11,238

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		42,000	44,235

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		70,000	75,425

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		13,000	14,226

Energy Transfer Partners LP sr. unsec. unsub. bonds 4.20%, 4/15/27		36,000	36,490

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31 (in default)(NON)		100,000	90,750

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24		25,000	25,216

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		29,000	29,737

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		45,000	45,613

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		60,000	60,047

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		15,000	20,094

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		5,000	5,375

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		85,000	89,250

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21		27,000	27,878

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		64,000	64,994

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974%, 6/1/67		59,000	57,304

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22		10,000	11,087

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		25,000	26,204

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		65,000	66,625

Texas Gas Transmission, LLC 144A sr. unsec. notes 4.50%, 2/1/21		46,000	48,266

			1,627,395

Total corporate bonds and notes (cost $35,794,045)			$36,585,965

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (11.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.3%)
Government National Mortgage Association Pass-Through Certificates 3.50%, TBA, 9/1/47		$3,000,000	$3,128,438
Government National Mortgage Association, Ser. 3597, Class MA, 3.500%, 04/20/46(i)		410,738	429,193

			3,557,631
U.S. Government Agency Mortgage Obligations (9.1%)

Federal National Mortgage Association Pass-Through Certificates
6.00%, TBA, 9/1/47		1,000,000	1,124,531
4.00%, TBA, 9/1/47		3,000,000	3,169,688
3.50%, TBA, 9/1/47		1,000,000	1,036,172
3.00%, TBA, 10/1/47		3,000,000	3,030,234
3.00%, TBA, 9/1/47		3,000,000	3,034,688
3.00%, TBA, 9/1/32		2,000,000	2,065,000
2.50%, TBA, 9/1/47		1,000,000	979,844

			14,440,157

Total U.S. government and agency mortgage obligations (cost $17,882,163)			$17,997,788

COMMODITY LINKED NOTES (6.5%)(a)(CLN)
		Principal amount	Value

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Commodity Index multiplied by 3) (United Kingdom)		$1,900,000	$1,852,422

Citigroup Global Markets Holdings, Inc. sr. unsec. Notes Ser. N, 1-month USD LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI 3-Month Forward Index Total Return Index multiplied by 3)		3,250,000	3,249,669

Bank of America Corp. sr. unsec. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the S&P GSCI Light Energy Index Total Return multiplied by 3)		1,200,000	1,187,585

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3) (United Kingdom)		1,260,000	1,420,745

Deutsche Bank AG/London 144A sr. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return multiplied by 3) (United Kingdom)		712,000	712,854

Bank of America Corp. sr. unsec. notes Ser. A, 1-month LIBOR less 0.11%, 2018 (Indexed to the S&P GSCI Index Total Return multiplied by 3)		712,000	712,894

Deutsche Bank AG/London 144A sr. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Light Energy Total Return multiplied by 3) (United Kingdom)		1,200,000	1,175,520

Total commodity Linked Notes (cost $10,234,000)			$10,311,689

MORTGAGE-BACKED SECURITIES (3.0%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.3%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.723%, 3/15/41		$223,232	$41,935
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.334%, 12/25/28		117,773	118,013

Federal National Mortgage Association
IFB Ser. 12-58, Class SM, IO (-1 x 1 Month US LIBOR) + 6.50%, 5.266%, 6/25/42		272,213	46,716
Ser. 12-147, Class AI, IO, 3.00%, 10/25/27		709,717	62,987
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M1, 1 Month US LIBOR + 1.20%, 2.434%, 7/25/24		2,255	2,256

Government National Mortgage Association
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.819%, 6/20/43		336,338	61,987
Ser. 16-135, Class PI, IO, 4.00%, 5/20/46		509,612	104,351
Ser. 15-H26, Class DI, IO, 1.982%, 10/20/65(WAC)		334,075	34,543

			472,788
Commercial mortgage-backed securities (1.8%)

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.945%, 12/15/47(WAC)		100,000	100,596

Citigroup Commercial Mortgage Trust
Ser. 14-GC21, Class C, 4.78%, 5/10/47(WAC)		61,000	62,995
Ser. 14-GC21, Class AS, 4.026%, 5/10/47		47,000	49,475
FRB Ser. 14-GC19, Class XA, IO, 1.374%, 3/10/47(WAC)		1,472,243	80,326

Citigroup Commercial Mortgage Trust 144A FRB Ser. 12-GC8, Class XA, IO, 1.98%, 9/10/45(WAC)		717,213	50,040

COMM Mortgage Trust
FRB Ser. 14-UBS6, Class C, 4.614%, 12/10/47(WAC)		172,000	170,191
FRB Ser. 14-LC15, Class XA, IO, 1.502%, 4/10/47(WAC)		1,745,985	93,538
FRB Ser. 14-CR16, Class XA, IO, 1.348%, 4/10/47(WAC)		315,640	15,401
FRB Ser. 13-CR11, Class XA, IO, 1.303%, 8/10/50(WAC)		723,429	35,634
FRB Ser. 14-CR17, Class XA, IO, 1.30%, 5/10/47(WAC)		1,133,719	56,065
FRB Ser. 14-UBS6, Class XA, IO, 1.176%, 12/10/47(WAC)		1,451,236	72,180

COMM Mortgage Trust 144A FRB Ser. 13-CR11, Class C, 5.335%, 8/10/50(WAC)		64,000	68,764

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.51%, 12/15/49(WAC)		125,000	129,786

GS Mortgage Securities Trust
FRB Ser. 14-GC22, Class C, 4.801%, 6/10/47(WAC)		37,000	38,601
FRB Ser. 13-GC12, Class C, 4.179%, 6/10/46(WAC)		54,000	54,475
FRB Ser. 14-GC22, Class XA, IO, 1.185%, 6/10/47(WAC)		2,060,770	102,595

GS Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.199%, 8/10/43(WAC)		158,403	168,152

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.721%, 8/15/46(WAC)		56,000	57,527
FRB Ser. 14-C22, Class XA, IO, 1.082%, 9/15/47(WAC)		3,466,679	169,847

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 6.138%, 4/17/45(WAC)		118,000	17,700
FRB Ser. 05-LDP5, Class F, 5.886%, 12/15/44(WAC)		38,462	38,239
Ser. 04-LN2, Class A2, 5.115%, 7/15/41		903	903

JPMorgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 10-C1, Class D, 6.401%, 6/15/43(WAC)		142,000	83,070

LB-UBS Commercial Mortgage Trust Ser. 06-C6, Class D, 5.502%, 9/15/39 (in default)(NON)(WAC)		125,000	6,925

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.34%, 4/20/48(WAC)		123,000	117,213

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45		41,000	43,175
FRB Ser. 14-C17, Class XA, IO, 1.397%, 8/15/47(WAC)		735,579	37,000
FRB Ser. 13-C12, Class XA, IO, 1.051%, 10/15/46(WAC)		822,154	24,274

Morgan Stanley Capital I Trust
Ser. 06-HQ9, Class C, 5.842%, 7/12/44(WAC)		117,000	116,787
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)		23,716	23,538

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class D, 5.327%, 7/15/49(WAC)		90,000	94,420

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.21%, 8/10/49(WAC)		50,000	53,366
FRB Ser. 12-C2, Class D, 5.055%, 5/10/63(WAC)		48,000	48,692

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.468%, 10/15/44(WAC)		56,000	55,789

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class C, 4.43%, 7/15/46(WAC)		45,000	43,781

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class XA, IO, 1.961%, 10/15/45(WAC)		462,351	34,403

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		13,000	13,757
FRB Ser. 13-C15, Class C, 4.628%, 8/15/46(WAC)		38,000	39,132
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		48,000	51,744
FRB Ser. 14-C22, Class XA, IO, 1.068%, 9/15/57(WAC)		2,528,053	113,838

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 5.813%, 3/15/44(WAC)		47,000	45,515
FRB Ser. 11-C5, Class XA, IO, 1.926%, 11/15/44(WAC)		1,033,654	59,621
FRB Ser. 12-C10, Class XA, IO, 1.779%, 12/15/45(WAC)		902,948	60,046
FRB Ser. 13-C12, Class XA, IO, 1.506%, 3/15/48(WAC)		149,782	7,273

			2,806,389
Residential mortgage-backed securities (non-agency) (0.9%)

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.213%, 5/25/35(WAC)		95,600	97,990

Countrywide Alternative Loan Trust
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 1.77%, 6/25/46		277,475	266,376
FRB Ser. 07-OH1, Class A1D, 1 Month US LIBOR + 0.21%, 1.444%, 4/25/47		37,308	31,414

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.134%, 10/25/28		260,800	297,976
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 6.934%, 4/25/28		207,000	232,341
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 6.784%, 4/25/28		10,000	11,008
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.234%, 7/25/25		29,709	32,180
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.534%, 2/25/25		57,954	61,598
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.484%, 4/25/29		10,000	10,842
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.234%, 5/25/25		25,720	27,136
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 3.834%, 5/25/24		60,000	62,192

GSAA Trust FRB Ser. 07-6, Class 1A1, 1 Month US LIBOR + 0.12%, 1.354%, 5/25/47		39,534	32,145

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 2.971%, 2/25/35(WAC)		34,440	34,634

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		80,000	66,000

Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, 1 Month US LIBOR + 0.16%, 1.394%, 4/25/36		63,028	62,056

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.258%, 9/25/35(WAC)		39,253	40,348
FRB Ser. 05-AR12, Class 1A8, 2.863%, 10/25/35(WAC)		153,466	154,277

			1,520,513

Total mortgage-backed securities (cost $4,838,276)			$4,799,690

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.6%)(a)
		Principal amount/units	Value

Argentina (Province of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		$160,000	$164,106

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		150,000	161,625

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		600,000	677,250

Turkey (Republic of) unsec. notes 11.00%, 3/2/22 (Turkey)	TRY	83,000	24,321

Total foreign government and agency bonds and notes (cost $952,383)			$1,027,302

INVESTMENT COMPANIES (0.6%)(a)
		Shares	Value

Altaba, Inc.		2,833	$181,539

iShares MSCI India ETF (India)		23,150	789,647

Total investment companies (cost $802,889)			$971,186

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

USD/CNH (Put)	Oct-17/CNH 6.65	$2,363,300	$2,363,300	$22,985

USD/JPY (Put)	Nov-17/JPY 107.00	1,094,200	1,094,200	7,531

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Aug-18/215.00	6,864,135	27,735	147,440

SPDR S&P 500 ETF Trust (Put)	Jul-18/215.00	6,498,840	26,259	129,346

SPDR S&P 500 ETF Trust (Put)	Jun-18/210.00	6,685,695	27,014	101,704

SPDR S&P 500 ETF Trust (Put)	Apr-18/205.00	6,842,109	27,646	63,524

Goldman Sachs International

USD/CNH (Put)	Oct-17/CNH 6.65	2,361,700	2,361,700	22,970

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	May-18/210.00	6,842,109	27,646	86,470

SPDR S&P 500 ETF Trust (Put)	Mar-18/205.00	6,842,109	27,646	54,313

Total purchased options outstanding (cost $961,693)				$636,283

SENIOR LOANS (0.3%)(a)(c)
			Principal amount	Value

Brand Energy & Infrastructure Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.522%, 6/21/24			$75,000	$75,178

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, BBA LIBOR USD 3 Month + 7.75%, 11.75%, 3/1/18 (in default)(NON)			140,187	168,546

Caesars Growth Properties Holdings, LLC bank term loan FRN Ser. L, BBA LIBOR USD 3 Month + 3.00%, 4.239%, 5/8/21			13,919	13,951

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.046%, 5/3/24			9,802	9,787

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.796%, 10/18/19			28,606	24,709

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.481%, 10/25/20			72,375	53,232

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.046%, 6/30/21			54,859	54,838

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.739%, 9/7/23			64,513	57,958

Total senior loans (cost $454,053)				$458,199

WARRANTS (0.1%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/22/18	$0.00	71,800	$108,730

Halcon Resources Corp.	9/9/20	14.04	844	422

Total warrants (cost $98,442)				$109,152

ASSET-BACKED SECURITIES (0.1%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.134%, 2/25/49			$81,000	$81,000

Total asset-backed securities (cost $81,000)				$81,000

CONVERTIBLE PREFERRED STOCKS (0.0%)(a)
			Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)			1,550	$43,400

Nine Point Energy 6.75% cv. pfd.			11	11,386

Total convertible preferred stocks (cost $45,286)				$54,786

SHORT-TERM INVESTMENTS (22.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 1.28%(AFF)		Shares	223,212	$223,212

Putnam Short Term Investment Fund 1.15%(AFF)		Shares	27,456,735	27,456,735

State Street Institutional U.S. Government Money Market Fund, Premier Class 0.93%(P)		Shares	721,000	721,000

U.S. Treasury Bills 0.992%, 12/14/17(SEG)			$67,001	66,819

U.S. Treasury Bills 1.042%, 12/7/17(SEG)(SEGSF)(SEGCCS)			1,766,000	1,761,356

U.S. Treasury Bills 1.059%, 1/18/18(SEG)(SEGSF)(SEGCCS)			4,617,999	4,600,014

U.S. Treasury Bills 1.067%, 2/8/18(SEG)(SEGCCS)			393,000	391,179

U.S. Treasury Bills 1.081%, 2/15/18(SEGCCS)			462,999	460,742

Total short-term investments (cost $35,680,231)				$35,681,057

TOTAL INVESTMENTS

Total investments (cost $169,672,348)				$179,608,507

FORWARD CURRENCY CONTRACTS at 8/31/17 (aggregate face value $66,952,151) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type*	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/18/17	$182,821	$171,123	$11,698
	Canadian Dollar	Sell	10/18/17	240,598	231,426	(9,172)
	Euro	Buy	9/20/17	1,426,216	1,370,853	55,363
	Euro	Sell	9/20/17	1,426,216	1,379,552	(46,664)
	Hong Kong Dollar	Sell	11/15/17	428,597	429,649	1,052
	New Zealand Dollar	Buy	10/18/17	161,707	161,784	(77)
	Norwegian Krone	Buy	9/20/17	316,635	343,751	(27,116)
	Russian Ruble	Buy	9/20/17	241,707	232,803	8,904
	Russian Ruble	Buy	12/20/17	237,805	231,605	6,200
	Swedish Krona	Buy	9/20/17	690,030	644,248	45,782
	Swedish Krona	Sell	9/20/17	690,030	681,236	(8,794)
Barclays Bank PLC
	Australian Dollar	Buy	10/18/17	405,528	390,477	15,051
	Euro	Buy	9/20/17	392,087	356,560	35,527
	Japanese Yen	Sell	11/15/17	30,036	29,935	(101)
	New Zealand Dollar	Sell	10/18/17	210,493	213,450	2,957
	Swiss Franc	Buy	9/20/17	417,742	417,869	(127)
	Swiss Franc	Sell	9/20/17	417,742	417,816	74
Citibank, N.A.
	Australian Dollar	Sell	10/18/17	15,493	14,911	(582)
	Brazilian Real	Buy	10/3/17	1,582	99	1,483
	British Pound	Sell	9/20/17	279,323	281,985	2,662
	Canadian Dollar	Sell	10/18/17	164,885	159,527	(5,358)
	Danish Krone	Sell	9/20/17	212,908	201,614	(11,294)
	Euro	Buy	9/20/17	964,314	875,853	88,461
	New Zealand Dollar	Sell	10/18/17	541,297	548,940	7,643
	Norwegian Krone	Buy	9/20/17	48,135	29,395	18,740
	Russian Ruble	Buy	9/20/17	241,706	233,126	8,580
	Russian Ruble	Buy	12/20/17	233,795	232,030	1,765
	Swedish Krona	Sell	9/20/17	256,012	266,135	10,123
Credit Suisse International
	Australian Dollar	Buy	10/18/17	156,046	150,190	5,856
	Canadian Dollar	Buy	10/18/17	522,777	503,723	19,054
	Euro	Buy	9/20/17	652,883	626,168	26,715
	Euro	Sell	9/20/17	652,883	653,230	347
	New Zealand Dollar	Sell	10/18/17	119,380	121,054	1,674
	Norwegian Krone	Buy	9/20/17	119,982	118,764	1,218
	Norwegian Krone	Sell	9/20/17	119,982	119,491	(491)
	Swedish Krona	Buy	9/20/17	580,836	579,999	837
	Swedish Krona	Sell	9/20/17	580,836	533,749	(47,087)
Goldman Sachs International
	Australian Dollar	Sell	10/18/17	240,345	220,838	(19,507)
	Canadian Dollar	Sell	10/18/17	236,993	233,449	(3,544)
	Chinese Yuan	Buy	11/15/17	575	3,898	(3,323)
	Euro	Buy	9/20/17	1,735,025	1,679,342	55,683
	Euro	Sell	9/20/17	1,735,025	1,675,205	(59,820)
	Indonesian Rupiah	Sell	11/15/17	4,862	5,092	230
	Japanese Yen	Sell	11/15/17	109,360	109,016	(344)
	New Zealand Dollar	Sell	10/18/17	212,502	216,643	4,141
	Norwegian Krone	Buy	9/20/17	145,165	159,797	(14,632)
	South African Rand	Sell	10/18/17	235,122	233,876	(1,246)
	Swedish Krona	Sell	9/20/17	576,692	580,060	3,368
	Swiss Franc	Buy	9/20/17	273,067	271,371	1,696
	Swiss Franc	Sell	9/20/17	273,067	274,250	1,183
	Turkish Lira	Buy	9/20/17	475,780	462,073	13,707
HSBC Bank USA, National Association
	Australian Dollar	Buy	10/18/17	238,121	236,768	1,353
	British Pound	Sell	9/20/17	54,984	54,478	(506)
	Canadian Dollar	Sell	10/18/17	45,668	46,373	705
	Euro	Buy	9/20/17	83,159	63,110	20,049
	Japanese Yen	Sell	11/15/17	235,952	237,599	1,647
	Mexican Peso	Sell	10/18/17	231,695	230,746	(949)
	New Zealand Dollar	Buy	10/18/17	268,748	267,957	791
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/18/17	475,129	472,581	2,548
	Australian Dollar	Sell	10/18/17	1,035,987	994,442	(41,545)
	British Pound	Buy	9/20/17	1,372,291	1,368,504	3,787
	British Pound	Sell	9/20/17	1,220,533	1,213,541	(6,992)
	Canadian Dollar	Buy	10/18/17	707,532	686,455	21,077
	Canadian Dollar	Sell	10/18/17	237,713	237,142	(571)
	Euro	Buy	9/20/17	11,106,875	10,579,134	527,741
	Euro	Sell	9/20/17	3,965,907	3,768,423	(197,484)
	Indonesian Rupiah	Buy	11/15/17	229,573	228,631	942
	Indonesian Rupiah	Sell	11/15/17	234,435	234,063	(372)
	Japanese Yen	Buy	11/15/17	4,961,730	4,946,060	15,670
	Japanese Yen	Sell	11/15/17	396,112	393,994	(2,118)
	New Zealand Dollar	Buy	10/18/17	229,863	237,766	(7,903)
	New Zealand Dollar	Sell	10/18/17	229,074	236,165	7,091
	Norwegian Krone	Buy	9/20/17	254,226	250,804	3,422
	Norwegian Krone	Sell	9/20/17	264,181	240,422	(23,759)
	Singapore Dollar	Sell	11/15/17	74,833	74,782	(51)
	South African Rand	Buy	10/18/17	238,237	232,093	6,144
	South African Rand	Sell	10/18/17	233,290	231,377	(1,913)
	Swedish Krona	Buy	9/20/17	1,463,143	1,387,222	75,921
	Swedish Krona	Sell	9/20/17	1,566,656	1,508,501	(58,155)
	Swiss Franc	Buy	9/20/17	105,218	104,689	529
	Swiss Franc	Sell	9/20/17	530,580	529,250	(1,330)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/18/17	1,075,078	1,035,406	39,672
	Canadian Dollar	Buy	10/18/17	478,151	472,434	5,717
	Euro	Buy	9/20/17	1,151,838	1,107,732	44,106
	Euro	Sell	9/20/17	1,151,838	1,098,053	(53,785)
	Japanese Yen	Sell	11/15/17	268,654	267,779	(875)
	New Zealand Dollar	Buy	10/18/17	193,130	194,062	(932)
	Norwegian Krone	Buy	9/20/17	581,086	569,039	12,047
	Norwegian Krone	Sell	9/20/17	581,086	532,833	(48,253)
	Swedish Krona	Buy	9/20/17	746,611	694,171	52,440
	Swedish Krona	Sell	9/20/17	746,611	724,960	(21,651)
	Turkish Lira	Buy	9/20/17	469,127	455,657	13,470
State Street Bank and Trust Co.
	Australian Dollar	Buy	10/18/17	362,782	356,284	6,498
	British Pound	Buy	9/20/17	475,586	472,233	3,353
	British Pound	Sell	9/20/17	475,586	469,993	(5,593)
	Canadian Dollar	Buy	10/18/17	240,357	236,354	4,003
	Euro	Sell	9/20/17	295,823	232,307	(63,516)
	Israeli Shekel	Buy	10/18/17	7,322	7,514	(192)
	New Zealand Dollar	Buy	10/18/17	97,282	101,437	(4,155)
	Norwegian Krone	Buy	9/20/17	361,766	362,578	(812)
	Swedish Krona	Sell	9/20/17	153,091	190,783	37,692
UBS AG
	Australian Dollar	Sell	10/18/17	178,213	166,378	(11,835)
	British Pound	Buy	9/20/17	238,957	236,561	2,396
	British Pound	Sell	9/20/17	238,957	239,463	506
	Canadian Dollar	Buy	10/18/17	195,812	197,310	(1,498)
	Euro	Buy	9/20/17	37,648	28,769	8,879
	Japanese Yen	Sell	11/15/17	240,702	240,058	(644)
	New Zealand Dollar	Buy	10/18/17	134,158	136,041	(1,883)
	Norwegian Krone	Buy	9/20/17	581,551	572,122	9,429
	Norwegian Krone	Sell	9/20/17	581,551	533,329	(48,222)
	Swedish Krona	Buy	9/20/17	748,626	700,297	48,329
	Swedish Krona	Sell	9/20/17	748,626	732,293	(16,333)
	Turkish Lira	Buy	9/20/17	6,106	5,810	296
	Turkish Lira	Sell	9/20/17	6,106	6,124	18
WestPac Banking Corp.
	Australian Dollar	Buy	10/18/17	250,197	233,152	17,045
	Canadian Dollar	Buy	10/18/17	293,717	283,728	9,989
	Euro	Buy	9/20/17	276,880	262,009	14,871
	Euro	Sell	9/20/17	276,880	266,749	(10,131)
	Japanese Yen	Sell	11/15/17	887,902	885,185	(2,717)
	New Zealand Dollar	Sell	10/18/17	267,671	273,062	5,391

Unrealized appreciation						1,483,338

Unrealized depreciation						(895,954)

Total						$587,384
* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

Euro-Bobl 5 yr (Long)	33	$5,230,385	$5,230,388	Sep-17	$3,515
Euro-Bund 10 yr (Long)	32	6,288,624	6,288,627	Sep-17	21,851
Euro-Buxl 30 yr (Long)	16	3,206,406	3,206,407	Sep-17	38,693
Euro-Schatz 2 yr (Long)	21	2,806,563	2,806,565	Sep-17	2,775
Japanese Government Bond 10 yr (Long)	13	17,870,196	17,870,196	Sep-17	75,355
Russell 2000 Index Mini (Long)	34	2,388,970	2,387,480	Sep-17	(12,595)
S&P 500 Index E-Mini (Short)	87	10,751,678	10,744,935	Sep-17	(145,365)
Tokyo Price Index (Long)	19	2,795,360	2,801,565	Sep-17	28,576
U.K. Gilt 10 yr (Long)	29	4,773,737	4,773,740	Dec-17	10,065
U.S. Treasury Bond 30 yr (Long)	6	936,563	936,563	Dec-17	4,801
U.S. Treasury Bond Ultra 30 yr (Long)	12	2,028,750	2,028,750	Dec-17	11,859
U.S. Treasury Note 2 yr (Long)	24	5,191,500	5,191,500	Dec-17	2,202
U.S. Treasury Note 5 yr (Long)	46	5,451,000	5,451,000	Dec-17	11,049
U.S. Treasury Note 10 yr (Long)	48	6,095,250	6,095,250	Dec-17	17,170
U.S. Treasury Note 10 yr (Short)	116	14,730,188	14,730,188	Dec-17	(47,239)

Unrealized appreciation					227,911
Unrealized depreciation					(205,199)

Total					$22,712

WRITTEN OPTIONS OUTSTANDING at 8/31/17 (premiums $22,957) (Unaudited)

Counterparty	Expiration date/ strike price	Notional Amount	Contract amount	Value

Bank of America N.A.
USD/CNH (Put)	Oct-17/CNH 6.55	$2,363,300	$2,363,300	$5,476
USD/JPY (Put)	Nov-17/JPY 103.00	1,094,200	1,094,200	2,071
Deutsche Bank AG
SPDR S&P 500 ETF Trust (Call)	Sep-17/$250.00	8,171,625	33,018	7,332
SPDR S&P 500 ETF Trust (Call)	Sep-17/251.00	8,171,872	33,019	2,156
Goldman Sachs International
USD/CNH (Put)	Oct-17/CNH 6.55	2,361,700	2,361,700	5,472

Total				$22,507

TBA SALE COMMITMENTS OUTSTANDING at 8/31/17 (proceeds receivable $4,057,227) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3.50%, 9/1/47	$1,000,000	9/13/17	$1,036,172
Federal National Mortgage Association, 3.00%, 9/1/47	3,000,000	9/13/17	3,034,687

Total			$4,070,859

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund per	Payments received by fund	Unrealized appreciation/ (depreciation)

		$7,770,600	$23,195	(E)	$1,465	9/20/19	3 month USD-LIBOR-BBA - Quarterly	1.70% - Semiannually	$24,660
		3,725,700	11,121	(E)	7,537	9/20/19	1.70% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(3,584)
		43,557,400	492,460	(E)	(204,058)	9/20/27	3 month USD-LIBOR-BBA - Quarterly	2.20% - Semiannually	288,403
		9,131,200	103,237	(E)	47,367	9/20/27	2.20% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(55,871)
		3,726,300	23,081	(E)	(7,983)	9/20/22	3 month USD-LIBOR-BBA - Quarterly	1.90% - Semiannually	15,097
		2,590,700	16,047	(E)	5,445	9/20/22	1.90% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(10,602)
		1,433,200	22,286	(E)	(11,733)	9/20/47	3 month USD-LIBOR-BBA - Quarterly	2.45% - Semiannually	10,553
		692,100	10,762	(E)	7,297	9/20/47	2.45% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(3,465)
		739,000	9,119		(10)	6/30/27	2.1965% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(10,204)
		405,000	5,785		(5)	7/25/27	2.22113% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(6,128)
		161,000	3,074		(2)	7/28/27	2.274% - Semiannually	3 month USD-LIBOR-BBA - Quarterly	(3,206)
		74,000	716		(1)	8/14/27	3 month USD-LIBOR-BBA - Quarterly	2.1733% - Semiannually	743

	Total				$(154,681)				$246,396

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/17 (Unaudited)

	Swap counterparty/ Notional amount	Value		Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	$2,100,000	$33,096		$—	5/6/26	(1.88%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	$33,096
	2,000,000	53,700		—	7/8/26	(1.76) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	53,700
	18,245,676	18,642,010		—	3/7/18	(3 month USD-LIBOR-BBA plus 0.10%) - Quarterly	A basket(MLFCF11) of common stocks* - Quarterly	363,440
	6,500,000	4,836		—	6/14/27	(2.05%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(4,836)
	18,612,084	18,623,959		—	8/2/18	3 month USD-LIBOR-BBA minus 0.07% - Quarterly	Russell 1000 Total Return Index - Quarterly	4,173
	Barclays Bank PLC
	366,475	357,141		—	1/12/41	4.00% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	(5,875)
	12,285	12,013		—	1/12/43	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(169)
	4,800,000	139,296		—	12/5/26	(2.308%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(139,296)
	3,600,000	61,596		—	5/5/27	(2.17%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(61,596)
	Citibank, N.A.
	1,300,000	133,679		—	8/7/22	2.515% - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	133,679
	1,500,000	23,175		—	4/7/26	(1.858%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	23,175
	5,106,227	5,171,210		—	11/27/17	3 month USD-LIBOR-BBA plus 0.09% - Quarterly	Russell 1000 Total Return Index - Quarterly	(64,184)
	6,110,729	6,128,126		—	12/1/17	(3 month USD-LIBOR-BBA plus 0.37%) - Quarterly	A basket (CGPUTQL2) of common stocks*- Quarterly	52,986
	1,200,000	2,081		—	8/7/27	(2.085%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(2,081)
	Credit Suisse International
	2,600,000	338,187		—	1/9/23	(2.76%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(338,187)
	3,400,000	347,109		—	8/7/22	(2.515%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(347,109)
	1,600,000	166,387		—	8/8/22	(2.5325%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(166,387)
	700,000	75,119		—	9/10/22	(2.5925%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(75,119)
	3,300,000	436,438		—	2/8/23	(2.81%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(436,438)
	6,900,000	686,909		—	7/19/23	(2.57%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(686,909)
	31,622	30,531		—	1/12/45	3.50% (1 month USD-LIBOR) - Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools - Monthly	(820)
	JPMorgan Chase Bank N.A.
	10,900,000	1,122,079		—	8/7/22	(2.515%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(1,122,079)
	1,400,000	5,062		—	8/7/25	(1.92%) - At maturity	USA Non Revised Consumer Price Index- Urban (CPI-U) - At maturity	(5,062)
	JPMorgan Securities LLC
	366,475	357,141		—	1/12/41	(4.00%) 1 month USD-LIBOR - Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools - Monthly	5,873

	Upfront premium received			—		Unrealized appreciation		670,122
	Upfront premium (paid)			—		Unrealized depreciation		(3,456,147)

			Total	$—			Total	$(2,786,025)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

*A BASKET - MLFCF11 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	Value

Apple, Inc.	Information technology	5,070	831,505	4.46%
Microsoft Corp.	Information technology	10,185	761,546	4.09%
Alphabet, Inc. Class A	Information technology	776	741,413	3.98%
JPMorgan Chase & Co.	Financials	5,762	523,673	2.81%
Johnson & Johnson	Health care	3,917	518,462	2.78%
Citigroup, Inc.	Financials	6,581	447,713	2.40%
UnitedHealth Group, Inc.	Health care	2,111	419,796	2.25%
Verizon Communications, Inc.	Telecomunication services	8,459	405,766	2.18%
Gilead Sciences, Inc.	Health care	4,836	404,815	2.17%
McDonald's Corp.	Consumer discretionary	1,970	315,117	1.69%
Celgene Corp.	Health care	2,205	306,379	1.64%
Goldman Sachs Group, Inc. (The)	Financials	1,361	304,543	1.63%
PepsiCo, Inc.	Consumer staples	2,412	279,084	1.50%
Applied Materials, Inc.	Information technology	5,857	264,261	1.42%
Lowe's Cos., Inc.	Consumer discretionary	3,440	254,157	1.36%
Texas Instruments, Inc.	Information technology	2,810	232,714	1.25%
Walt Disney Co. (The)	Consumer discretionary	2,234	226,056	1.21%
Union Pacific Corp.	Industrials	2,094	220,545	1.18%
Exxon Mobil Corp.	Energy	2,857	218,042	1.17%
TJX Cos., Inc. (The)	Consumer discretionary	2,837	205,096	1.10%
Merck & Co., Inc.	Health care	3,025	193,185	1.04%
Facebook, Inc. Class A	Information technology	999	171,873	0.92%
L3 Technologies, Inc.	Industrials	946	171,605	0.92%
Valero Energy Corp.	Energy	2,499	170,151	0.91%
Walgreens Boots Alliance, Inc.	Consumer staples	2,050	167,066	0.90%
Entergy Corp.	Utilities	2,060	163,084	0.87%
McKesson Corp.	Health care	1,084	161,810	0.87%
Raytheon Co.	Industrials	886	161,320	0.87%
Eli Lilly & Co.	Health care	1,941	157,783	0.85%
Northrop Grumman Corp.	Industrials	576	156,686	0.84%
Kimberly-Clark Corp.	Consumer staples	1,248	153,868	0.83%
HP, Inc.	Information technology	7,997	152,588	0.82%
Wal-Mart Stores, Inc.	Consumer staples	1,934	150,991	0.81%
Ralph Lauren Corp.	Consumer discretionary	1,708	150,117	0.81%
Delta Air Lines, Inc.	Industrials	2,950	139,226	0.75%
Tyson Foods, Inc. Class A	Consumer staples	2,145	135,794	0.73%
Williams Companies, Inc. (The)	Energy	4,438	131,937	0.71%
Cummins, Inc.	Industrials	799	127,399	0.68%
Prudential Financial, Inc.	Financials	1,231	125,616	0.67%
Discovery Communications, Inc. Class A	Consumer discretionary	5,593	124,224	0.67%
Intuit, Inc.	Information technology	869	122,885	0.66%
Square, Inc. Class A	Information technology	4,652	121,461	0.65%
Parsley Energy, Inc. Class A	Energy	4,671	117,011	0.63%
ONEOK, Inc.	Energy	2,124	115,056	0.62%
Crown Holdings, Inc.	Materials	1,885	111,293	0.60%
Sysco Corp.	Consumer staples	2,106	110,917	0.59%
Allstate Corp. (The)	Financials	1,220	110,416	0.59%
Sherwin-Williams Co. (The)	Materials	322	109,355	0.59%
E*Trade Financial Corp.	Financials	2,658	109,002	0.58%
Norfolk Southern Corp.	Industrials	879	105,893	0.57%

*A BASKET - CGPUTQL2 OF COMMON STOCK
				Percentage
Common stocks	Sector	Shares	Value	Value

Johnson & Johnson	Health care	1,451	192,118	3.14%
JPMorgan Chase & Co.	Financials	1,724	156,698	2.56%
Pfizer, Inc.	Health care	4,257	144,388	2.36%
McDonald's Corp.	Consumer discretionary	838	134,028	2.19%
Apple, Inc.	Information technology	805	132,095	2.16%
UnitedHealth Group, Inc.	Health care	604	120,058	1.96%
Raytheon Co.	Industrials	641	116,653	1.90%
Texas Instruments, Inc.	Information technology	1,393	115,359	1.88%
Altria Group, Inc.	Consumer staples	1,785	113,184	1.85%
Humana, Inc.	Health care	431	110,930	1.81%
Applied Materials, Inc.	Information technology	2,448	110,470	1.80%
Intuit, Inc.	Information technology	778	109,997	1.79%
PNC Financial Services Group, Inc. (The)	Financials	856	107,374	1.75%
eBay, Inc.	Information technology	2,970	107,296	1.75%
Danaher Corp.	Health care	1,234	102,938	1.68%
Honeywell International, Inc.	Industrials	739	102,196	1.67%
Exxon Mobil Corp.	Energy	1,321	100,818	1.65%
Northrop Grumman Corp.	Industrials	370	100,665	1.64%
Norfolk Southern Corp.	Industrials	811	97,799	1.60%
Kimberly-Clark Corp.	Consumer staples	793	97,718	1.59%
CBS Corp. Class B (non-voting shares)	Consumer discretionary	1,511	96,764	1.58%
Walt Disney Co. (The)	Consumer discretionary	918	92,920	1.52%
Automatic Data Processing, Inc.	Information technology	823	87,608	1.43%
TJX Cos., Inc. (The)	Consumer discretionary	1,204	87,060	1.42%
Zoetis, Inc.	Health care	1,363	85,470	1.39%
Sherwin-Williams Co. (The)	Materials	239	81,130	1.32%
Lowe's Cos., Inc.	Consumer discretionary	1,085	80,187	1.31%
Allstate Corp. (The)	Financials	805	72,812	1.19%
Juniper Networks, Inc.	Information technology	2,610	72,366	1.18%
Aflac, Inc.	Financials	869	71,758	1.17%
Alphabet, Inc. Class A	Information technology	72	69,150	1.13%
CVS Health Corp.	Consumer staples	893	69,077	1.13%
General Dynamics Corp.	Industrials	323	65,038	1.06%
Berkshire Hathaway, Inc. Class B	Financials	355	64,364	1.05%
PG&E Corp.	Utilities	911	64,130	1.05%
Verizon Communications, Inc.	Telecomunication services	1,334	64,007	1.04%
Kinder Morgan, Inc.	Energy	3,296	63,705	1.04%
Fidelity National Information Services, Inc.	Information technology	682	63,368	1.03%
F5 Networks, Inc.	Information technology	507	60,545	0.99%
CME Group, Inc.	Financials	480	60,415	0.99%
Baker Hughes a GE Co.	Energy	1,632	55,312	0.90%
Ross Stores, Inc.	Consumer discretionary	926	54,106	0.88%
Merck & Co., Inc.	Health care	841	53,718	0.88%
Equity Residential Trust	Real estate	791	53,136	0.87%
Marathon Petroleum Corp.	Energy	1,002	52,563	0.86%
Sysco Corp.	Consumer staples	992	52,231	0.85%
Adobe Systems, Inc.	Information technology	336	52,211	0.85%
Edison International	Utilities	639	51,223	0.84%
Microsoft Corp.	Information technology	677	50,611	0.83%
Great Plains Energy, Inc.	Utilities	1,625	49,886	0.81%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund (depreciation)	Unrealized appreciation/

	Barclays Bank PLC
	EM Series 27 Index	BBB-/P	$4,880	$100,000	$3,525	6/20/22	100 bp - Quarterly	$1,511
	EM Series 27 Index	BBB-/P	15,320	400,000	14,100	6/20/22	100 bp - Quarterly	1,531
	EM Series 27 Index	BBB-/P	94,820	2,200,000	77,550	6/20/22	100 bp - Quarterly	21,731
	EM Series 27 Index	BBB-/P	456,000	8,000,000	282,000	6/20/22	100 bp - Quarterly	190,222

	Credit Suisse International
	CMBX NA A.6 Index	A/P	64	2,000	87	5/11/63	200 bp - Monthly	(22)
	CMBX NA A.6 Index	A/P	188	5,000	218	5/11/63	200 bp - Monthly	(28)
	CMBX NA A.6 Index	A/P	2,157	41,000	1,784	5/11/63	200 bp - Monthly	390
	CMBX NA A.6 Index	A/P	1,691	52,000	2,262	5/11/63	200 bp - Monthly	(551)
	CMBX NA A.6 Index	A/P	1,820	58,000	2,523	5/11/63	200 bp - Monthly	(681)
	CMBX NA A.7 Index	A/P	943	24,000	658	1/17/47	200 bp - Monthly	295
	CMBX NA A.7 Index	A/P	1,040	25,000	685	1/17/47	200 bp - Monthly	365
	CMBX NA A.7 Index	A/P	1,288	35,000	959	1/17/47	200 bp - Monthly	343
	CMBX NA BBB-.6 Index	BBB-/P	2,090	18,000	2,533	5/11/63	300 bp - Monthly	(432)
	CMBX NA BBB-.6 Index	BBB-/P	2,279	18,000	2,533	5/11/63	300 bp - Monthly	(243)
	CMBX NA BBB-.6 Index	BBB-/P	2,431	23,000	3,236	5/11/63	300 bp - Monthly	(791)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	781	15,000	653	5/11/63	200 bp - Monthly	134
	CMBX NA A.6 Index	A/P	759	15,000	653	5/11/63	200 bp - Monthly	113
	CMBX NA A.6 Index	A/P	759	15,000	653	5/11/63	200 bp - Monthly	113
	CMBX NA A.6 Index	A/P	1,066	35,000	1,523	5/11/63	200 bp - Monthly	(443)
	CMBX NA A.6 Index	A/P	1,083	35,000	1,523	5/11/63	200 bp - Monthly	(426)
	CMBX NA A.6 Index	A/P	1,820	58,000	2,523	5/11/63	200 bp - Monthly	(681)
	CMBX NA A.6 Index	A/P	3,736	62,000	2,697	5/11/63	200 bp - Monthly	1,063
	CMBX NA A.6 Index	A/P	3,918	77,000	3,350	5/11/63	200 bp - Monthly	599
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	563	5/11/63	300 bp - Monthly	(244)
	CMBX NA BBB-.6 Index	BBB-/P	469	9,000	1,266	5/11/63	300 bp - Monthly	(792)
	CMBX NA BBB-.6 Index	BBB-/P	613	9,000	1,266	5/11/63	300 bp - Monthly	(648)
	CMBX NA BBB-.6 Index	BBB-/P	1,056	9,000	1,266	5/11/63	300 bp - Monthly	(205)
	CMBX NA BBB-.6 Index	BBB-/P	1,298	12,000	1,688	5/11/63	300 bp - Monthly	(383)
	CMBX NA BBB-.6 Index	BBB-/P	1,303	12,000	1,688	5/11/63	300 bp - Monthly	(378)
	CMBX NA BBB-.6 Index	BBB-/P	1,266	15,000	2,111	5/11/63	300 bp - Monthly	(836)
	CMBX NA BBB-.6 Index	BBB-/P	1,382	16,000	2,251	5/11/63	300 bp - Monthly	(860)
	CMBX NA BBB-.6 Index	BBB-/P	1,941	23,000	3,236	5/11/63	300 bp - Monthly	(1,282)
	CMBX NA BBB-.6 Index	BBB-/P	4,261	35,000	4,925	5/11/63	300 bp - Monthly	(643)
	CMBX NA BBB-.6 Index	BBB-/P	8,253	88,000	12,382	5/11/63	300 bp - Monthly	(4,077)
	CMBX NA BBB-.6 Index	BBB-/P	8,194	109,000	15,336	5/11/63	300 bp - Monthly	(7,079)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	1,155	35,000	1,523	5/11/63	200 bp - Monthly	(354)
	CMBX NA A.6 Index	A/P	1,205	42,000	1,827	5/11/63	200 bp - Monthly	(606)
	CMBX NA A.6 Index	A/P	1,613	49,000	2,132	5/11/63	200 bp - Monthly	(500)
	CMBX NA A.6 Index	A/P	3,354	57,000	2,480	5/11/63	200 bp - Monthly	897
	CMBX NA A.6 Index	A/P	1,900	58,000	2,523	5/11/63	200 bp - Monthly	(601)
	CMBX NA A.6 Index	A/P	1,773	63,000	2,741	5/11/63	200 bp - Monthly	(943)
	CMBX NA A.6 Index	A/P	3,188	72,000	3,132	5/11/63	200 bp - Monthly	56
	CMBX NA A.6 Index	A/P	14,343	238,000	10,353	5/11/63	200 bp - Monthly	4,082
	CMBX NA A.6 Index	A/P	21,201	701,000	30,494	5/11/63	200 bp - Monthly	(9,020)
	CMBX NA BBB-.6 Index	BBB-/P	438	3,000	422	5/11/63	300 bp - Monthly	18
	CMBX NA BBB-.6 Index	BBB-/P	794	7,000	985	5/11/63	300 bp - Monthly	(186)
	CMBX NA BBB-.6 Index	BBB-/P	796	7,000	985	5/11/63	300 bp - Monthly	(185)
	CMBX NA BBB-.6 Index	BBB-/P	1,125	9,000	1,266	5/11/63	300 bp - Monthly	(136)
	CMBX NA BBB-.6 Index	BBB-/P	2,008	18,000	2,533	5/11/63	300 bp - Monthly	(514)
	CMBX NA BBB-.6 Index	BBB-/P	4,001	36,000	5,065	5/11/63	300 bp - Monthly	(1,043)
	CMBX NA BBB-.6 Index	BBB-/P	4,812	45,000	6,332	5/11/63	300 bp - Monthly	(1,493)
	CMBX NA BBB-.6 Index	BBB-/P	33,893	283,000	39,818	5/11/63	300 bp - Monthly	(5,762)

	Upfront premium received		728,885			Unrealized appreciation		223,463
	Upfront premium (paid)		—			Unrealized depreciation		(43,068)

		Total	$728,885				Total	$180,395

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/17 (Unaudited)

	Swap counterparty/ Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(1,099)	$7,000	$1,237	1/17/47	(500 bp) - Monthly	$131
	CMBX NA BB.7 Index	(1,143)	7,000	1,237	1/17/47	(500 bp) - Monthly	87

	Credit Suisse International
	CMBX NA BB.7 Index	(2,912)	165,000	35,723	5/11/63	(500 bp) - Monthly	32,648
	CMBX NA BB.7 Index	(5,099)	31,000	5,478	1/17/47	(500 bp) - Monthly	348

	Goldman Sachs International
	CMBX NA BB.6 Index	(4,603)	45,000	9,743	5/11/63	(500 bp) - Monthly	5,095
	CMBX NA BB.7 Index	(303)	2,000	353	1/17/47	(500 bp) - Monthly	49
	CMBX NA BB.7 Index	(6,904)	34,000	6,008	1/17/47	(500 bp) - Monthly	(929)
	CMBX NA BB.7 Index	(2,130)	13,000	2,297	1/17/47	(500 bp) - Monthly	155

	JPMorgan Securities LLC
	CMBX NA A.7 Index	(1,159)	55,000	1,507	1/17/47	(200 bp) - Monthly	326
	CMBX NA BB.6 Index	(1,595)	12,000	2,598	5/11/63	(500 bp) - Monthly	991
	CMBX NA BB.6 Index	(719)	5,000	1,083	5/11/63	(500 bp) - Monthly	359
	CMBX NA BB.6 Index	(281)	2,000	433	5/11/63	(500 bp) - Monthly	150
	CMBX NA BB.7 Index	(8,388)	49,000	8,658	1/17/47	(500 bp) - Monthly	222
	CMBX NA BB.7 Index	(2,192)	14,000	2,474	1/17/47	(500 bp) - Monthly	269
	CMBX NA BB.7 Index	(1,786)	11,000	1,944	1/17/47	(500 bp) - Monthly	147
	CMBX NA BB.7 Index	(1,102)	7,000	1,237	1/17/47	(500 bp) - Monthly	131

	Upfront premium received	—			Unrealized appreciation		41,108
	Upfront premium (paid)	(41,415)			Unrealized depreciation		(929)

	Total	$(41,415)				Total	$40,179
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 8/31/17 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 28 Index	B+/P	$(949,609)	$13,629,000	$992,777	6/20/22	500 bp - Quarterly	$176,421
	NA IG Series 28 Index	BBB+/P	(102,621)	5,800,000	111,511	6/20/22	100 bp - Quarterly	20,339

	Total		$(1,052,230)					$196,760

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at August 30, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 8/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 28 Index	$32,642	$444,000	$32,342	6/20/22	(500) bp - Quarterly	$(4,202)

	Total	$32,642					$(4,202)

*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
CNH	Chinese Yuan (Offshore)
JPY	Japanese Yen
TRY	Turkish Lira
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2017 through August 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $158,290,758.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 5/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 8/31/2017

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$226,725	$1,356,739	$1,360,252	$633	$223,212
	Putnam Short Term Investment Fund**	30,538,557	42,164,002	45,245,824	84,050	27,456,735

	Total Short-term investments	$30,765,282	$43,520,741	$46,606,076	$84,683	$27,679,947
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $223,212, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $217,192.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,054,789.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $3,216,501.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,579,355.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools.
	At the close of the reporting period, the fund maintained liquid assets totaling $16,572,855 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	78.1%
	United Kingdom	3.2
	Japan	2.3
	Germany	2.1
	Switzerland	1.6
	China	1.6
	France	1.5
	Canada	1.1
	South Korea	1.0
	Australia	0.8
	Brazil	0.7
	Spain	0.5
	Taiwan	0.5
	Sweden	0.5
	Other	4.5

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on a security owned, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries, to gain exposure to specific sectors or industries, and to generate additional income for the portfolio.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk, and for gaining exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $3,371,245 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $3,216,501 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,799,762	$1,377,028	$—
Capital goods	4,087,488	371,544	—
Communication services	1,542,472	921,390	—
Conglomerates	870,014	182,563	—
Consumer cyclicals	8,597,573	881,334	—
Consumer staples	5,111,843	1,056,223	—
Energy	2,296,714	252,765	—
Financials	15,219,167	3,761,767	—
Health care	7,213,560	322,678	—
Technology	8,518,457	1,773,837	—
Transportation	1,148,567	585,918	—
Utilities and power	2,799,249	202,497	—
Total common stocks	59,204,866	11,689,544	—
Asset-backed securities	—	81,000	—
Commodity linked notes	—	10,311,689	—
Convertible preferred stocks	—	54,786	—
Corporate bonds and notes	—	36,463,460	122,505
Foreign government and agency bonds and notes	—	1,027,302	—
Investment companies	971,186	—	—
Mortgage-backed securities	—	4,799,690	—
Purchased options outstanding	—	636,283	—
Senior loans	—	458,199	—
U.S. government and agency mortgage obligations	—	17,997,788	—
Warrants	422	108,730	—
Short-term investments	28,177,735	7,503,322	—

Totals by level	$88,354,209	$91,131,793	$122,505

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$587,384	$—
Futures contracts	22,712	—	—
Written options outstanding	—	(22,507)	—
TBA sale commitments	—	(4,070,859)	—
Interest rate swap contracts	—	401,077	—
Total return swap contracts	—	(2,786,025)	—
Credit default contracts	—	745,250	—

Totals by level	$22,712	$(5,145,680)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$1,330,584	$585,334
Foreign exchange contracts	1,536,824	908,973
Equity contracts	1,141,124	231,632
Interest rate contracts	1,010,624	3,599,891

Total	$5,019,156	$5,325,830

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$170,000
Purchased currency option contracts (contract amount)		$4,400,000
Written equity option contracts (contract amount)		$59,000
Written currency option contracts (contract amount)		$4,400,000
Futures contracts (number of contracts)		600
Forward currency contracts (contract amount)		$94,600,000
Centrally cleared interest rate swap contracts (notional)		$76,300,000
OTC total return swap contracts (notional)		$111,300,000
OTC credit default contracts (notional)		$13,900,000
Centrally cleared credit default contracts (notional)		$19,600,000
Warrants (number of warrants)		85,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 27, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: October 27, 2017